Investment properties	12 Months Ended
Dec. 31, 2020
Investment properties
Investment properties

13          Investment properties

	2019	2020
	RMB’000	RMB’000
Cost
At 1 January	59,276	27,824
Additions	—	—
Transfer to owner-occupied property	(31,452)	(27,824)
At 31 December	27,824	—
Accumulated depreciation
At 1 January	(12,108)	(12,451)
Charge for the year	(2,335)	(1,043)
Transfer to owner-occupied property	1,992	13,494
At 31 December	(12,451)	—
Net book amount	15,373	—

Investment properties represents buildings held in the PRC, with useful lives of 20 years in 2019.

Investment properties with net book value amounting to approximately RMB15,373,000 in 2019 were pledged as security for the bank loans at the reporting date.

Amounts recognised in the consolidated income statement for investment properties:

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Rental income	1,380	1,401	851

The fair value of the investment properties as at 31 December 2019 is approximately RMB61,506,000 (2018: RMB103,986,000).

In relation to the Group’s investment properties, the future aggregate minimum lease receipts under non‑cancellable operating leases are receivable as follows:

	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Land and buildings:
Not later than 1 year	2,823	1,310	—
Later than 1 year and not later than 5 years	5,131	3,821	—
	7,954	5,131	—